Subsequent Events	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Note 14. Subsequent Events

Tender Offer

On April 7, 2016, we completed our tender offer with respect to certain warrants to purchase up to 2,448,000 shares of common stock of the Company (the “Offer”).

Pursuant to the Offer, warrants to purchase 2,020,597 shares of the Company’s common stock were tendered by holders of warrants and were amended ( the “Amended Warrants”) and exercised in connection therewith, resulting in the issuance by the Company of an aggregate of 2,020,597 shares of its common stock (the “Exercise Shares”) for aggregate gross proceeds of $2.5 million.

The warrants of holders who elected to participate in the Offer were amended to: (i) reduce the exercise price to $1.25 per share; and (ii) shorten the exercise period to expire concurrently with the expiration date of April 7, 2016 (the “Expiration Date”). In addition, such holders also agreed: (A) to not sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of the Exercise Shares without the prior written consent of the Company for a period of sixty (60) days after the Expiration Date (the “Lock-Up Period”); and (B) acting alone or with others, to not effect any purchases or sales of any securities of the Company in any “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, short sales, swaps, “put equivalent positions” (as defined in Rule 16a-1(h) under the Exchange Act) or similar arrangements, or sales or other transactions through non-U.S. broker dealers or foreign regulated brokers through the expiration of the Lock-Up Period.

The Amended Warrants also provide that, on or prior to June 30, 2016, the Company will be required to prepare and file with the SEC a registration statement on Form S-1 covering resales of the Exercise Shares. In addition, the Company is required to use commercially reasonable efforts to cause such registration statement to be declared effective by the SEC. In the event that the Company fails to file such registration statement on or prior to June 30, 2016,  (the “Filing Date”), then for each month following the Filing Date that the Company has not filed such registration statement, the Company shall issue to the holder of Exercise Shares, for no additional consideration, one share of common stock for every one hundred Exercise Shares held by such holder; provided, however, the Company shall only be liable to issue such shares for the first three months following the Filing Date and shall not be liable if any such delay is due to such holder’s failure to promptly provide on request by the Company any information required or the provision of inaccurate or incomplete information by such holder.

Rights Offering

On June 20, 2016, we completed our rights offering for gross proceeds of $1.3 million in subscriptions (including both basic and oversubscriptions) for 841,873 shares of common stock.

The rights offering was made through a distribution of non-transferable subscription rights to purchase one share of common stock for $1.55, which was 85% of the volume weighted average price per share of our common stock on NASDAQ for the five consecutive trading days immediately preceding and including May 31, 2016. The subscription rights were distributed to holders of our common stock and holders of our warrants as of the record date, May 31, 2016.

Under the terms of the offering, rights holders had the ability to oversubscribe, which entitled each rights holder that exercised their basic subscription privilege in full the right to purchase additional shares of common stock that remained unsubscribed at the expiration of the rights offering.